STOCKHOLDERS' EQUITY (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 09, 2020	Aug. 31, 2020	Aug. 20, 2020	Dec. 31, 2019
Convertible Preferred Stock and Stockholders' Equity
Common stock, shares authorized	500,000,000	500,000,000	500,000,000		366,366	500,000,000
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000			50,000,000
Common Class A
Convertible Preferred Stock and Stockholders' Equity
Common stock, shares authorized	500,000,000	500,000,000
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock
Convertible Preferred Stock and Stockholders' Equity
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock par value (in dollars per share)	$ 0.0001	$ 0.0001